Income Taxes - Summary of Unrecognized Tax Benefit (Details)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Income Tax Disclosure [Abstract]
Unrecognized tax benefits beginning balance	¥ 169,619,409		¥ 113,299,633
Increases — tax positions in the current period	104,031,858		58,693,484
Decreases — tax positions in prior period	(12,009,550)		(2,373,708)
Unrecognized tax benefits — ending balance	¥ 261,641,717	$ 37,582,481	¥ 169,619,409